Stock-Based Compensation (Details) - Schedule of summarizes the activity related to PSUs - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stock-Based Compensation (Details) - Schedule of summarizes the activity related to PSUs [Line Items]
Balance Beginning	619,000	527,000
Granted		37,000
Forfeited	287,500	129,000
Balance Ending	331,500
Net revenue based [Member]
Stock-Based Compensation (Details) - Schedule of summarizes the activity related to PSUs [Line Items]
Balance Beginning	495,200	421,600
Granted		29,600
Forfeited	230,000	103,200
Balance Ending	265,200
Weighted average grant date fair value [Member]
Stock-Based Compensation (Details) - Schedule of summarizes the activity related to PSUs [Line Items]
Balance Beginning	8
Granted
Forfeited	6.71
Balance Ending	9.12
Cash flow based [Member]
Stock-Based Compensation (Details) - Schedule of summarizes the activity related to PSUs [Line Items]
Balance Beginning	123,800	105,400
Granted		7,400
Forfeited	57,500	25,800
Balance Ending	66,300
PSU Type Weighted Average Grant One [Member]
Stock-Based Compensation (Details) - Schedule of summarizes the activity related to PSUs [Line Items]
Balance Beginning	2.44
Granted
Forfeited	2.35
Balance Ending	2.52